Pay vs Performance Disclosure - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
		Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

Pursuant to Item 402(v) of Regulation S-K, we are presenting information that describes the relationship between compensation actually paid, as computed under the rules prescribed by Item 402(v), to our NEOs and certain financial performance measures for the company’s five most recently completed fiscal years. For more information about our executive compensation program, refer to the Compensation Discussion and Analysis section of this proxy statement starting on page 50.

					Average
					Summary	Average	Total Shareholder
	Summary	Summary			Compensation	Compensation	Return (Value of Initial
	Compensation	Compensation	Compensation	Compensation	Table Total	Actually Paid	Fixed $100 Investment)
	Table Total for	Table Total for	Actually Paid to	Actually Paid to	for Non-CEO	to Non-CEO	VRTX			Net Product
Year	CEO(1)	CEO(2)	CEO(1)(3)	CEO(2)(4)	NEOs(5)	NEOs(6)	TSR(7)	NBI TSR(8)	Net Income(9)	Revenue(10)
2023	$20,594,441	N/A	$44,202,174	N/A	$7,376,771	$18,104,165	$245.54	$148.72	$3.6 Billion	$9.9 Billion
2022	$15,864,497	N/A	$29,529,089	N/A	$8,982,257	$18,263,330	$174.27	$142.19	$3.3 Billion	$8.9 Billion
2021	$15,198,856	N/A	$18,341,489	N/A	$7,193,835	$8,969,051	$132.52	$158.20	$2.3 Billion	$7.6 Billion
2020	$9,111,359	$16,473,245	$12,172,454	$31,319,824	$6,697,408	$10,584,384	$142.62	$158.17	$2.7 Billion	$6.2 Billion
2019	N/A	$18,789,985	N/A	$37,124,321	$4,668,405	$7,828,475	$132.13	$125.11	$1.2 Billion	$4.2 Billion

(1)	This column reflects the amounts reported in the “Total” column of the Summary Compensation Table for Reshma Kewalramani, our CEO for a portion of 2020 (effective April 1, 2020), and for 2021, 2022 and 2023.
(2)	This column reflects the amounts reported in the “Total” column of the Summary Compensation Table for Jeffrey Leiden, our CEO for 2019 and a portion of 2020 (until April 1, 2020).

(3)	The amounts in this column reflect the Compensation Actually Paid for Reshma Kewalramani, our CEO for a portion of 2020 (effective April 1, 2020), and for 2021, 2022 and 2023. The amounts in the following table reflect the adjustments (additions/deductions) to the Summary Compensation Table Total to determine Compensation Actually Paid. Adjustments (additions/deductions) are not listed for Pension/Non-Qualified Deferred Compensation because we do not offer these plans.

Year	Summary Compensation Table Total	Amounts Deducted from Grant Date Value of Annual Equity	Amounts Added for the Fair Value of Awards Granted During Fiscal Year	Amounts Added for Awards Granted & Vested During Fiscal Year	Amounts Add/ Deducted for Awards that Vested During Fiscal Year	Amounts Added/ Deducted for the Change in Fair Value of Awards Outstanding at Fiscal Year End(a)	Compensation Actually Paid
2023	$20,594,441	$(15,001,894)	$24,692,933	$—	$272,767	$13,643,927	$44,202,174
2022	$15,864,497	$(10,640,784)	$16,817,103	$—	$768,712	$6,719,561	$29,529,089
2021	$15,198,856	$(10,924,599)	$14,344,492	$—	$(659,323)	$382,063	$18,341,489
2020	$9,111,359	$(5,250,411)	$6,587,268	$—	$345,685	$1,378,553	$12,172,454
(a)	Pursuant to applicable SEC rules, the fair values at the end of each fiscal year for the financial PSU awards were valued at 200% as of December 31, 2023, 2022, 2021, 2020 and 2019; and, the non-financial PSU award for 2020 was valued at 200%, 50% and 50% as of December 31, 2022, 2021 and 2020, respectively; the non-financial PSU award for 2021 was valued at 100%, 50% and 50% as of December 31, 2023, 2022 and 2021, respectively; the non-financial PSU award for 2022 was valued at 50% and 0% as of December 31, 2023 and 2022, respectively; the non-financial PSU award for 2023 was valued at 50% as of December 31, 2023.

(4)	The amounts in this column reflect the Compensation Actually Paid for Jeffrey Leiden, our CEO for 2019 and a portion of 2020 (until April 1, 2020). The amounts in the following table reflect the adjustments (additions/deductions) to the Summary Compensation Table Total to determine Compensation Actually Paid. Adjustments (additions/deductions) are not listed for Pension/Non-Qualified Deferred Compensation because we do not offer these plans.

Year	Summary Compensation Table Total	Amounts Deducted from Grant Date Value of Annual Equity	Amounts Added for the Fair Value of Awards Granted During Fiscal Year	Amounts Added for Awards Granted & Vested During Fiscal Year	Amounts Add/ Deducted for Awards that Vested During Fiscal Year	Amounts Added/ Deducted for the Change in Fair Value of Awards Outstanding at Fiscal Year End(a)	Compensation Actually Paid
2020	$16,473,245	$(13,335,168)	$9,294,661	$7,362,423	$5,724,395	$5,800,268	$31,319,824
2019	$18,789,985	$(13,906,720)	$17,220,100	$509,338	$4,201,319	$10,310,299	$37,124,321
(a)	Pursuant to applicable SEC rules, the fair values at the end of each fiscal year for the financial PSU awards were valued at 200% as of December 31, 2020, 2019 and 2018; and, the non-financial PSU award for 2016 was valued at 200% as of December 31, 2018; the non-financial PSU award for 2017 was valued at 200% as of December 31, 2019 and 2018; the non-financial PSU award for 2018 was valued at 200%, 100% and 100% as of December 31, 2020, 2019 and 2018, respectively; the non-financial PSU award for 2019 was valued at 100% and 50% as of December 31, 2020 and 2019, respectively; the non-financial PSU award for 2020 was valued at 50% as of December 31, 2020.

(5)	This column reflects the average of the amounts reported in the “Total” column of the Summary Compensation Table for our NEOs as a group (excluding our CEO or CEOs, in the case of 2020) for each of the periods presented. The NEOs included for purposes of computing the amounts in this column were as follows: for 2023 and 2022, Mr. Wagner, Dr. Altshuler, Mr. Arbuckle, and Dr. Leiden; for 2021, Mr. Wagner, Mr. Arbuckle, Dr. Leiden, and Nia Tatsis; for 2020, Mr. Wagner, Dr. Altshuler, Mr. Arbuckle, and Michael Parini; and for 2019, Ms. Kewalramani, Mr. Wagner, Mr. Arbuckle, Amit Sachdev, Paul Silva and Ian Smith.

(6)	This column reflects the average of the Compensation Actually Paid for our NEOs as a group (excluding our CEO or CEOs, in the case of 2020) for each of the periods presented. The amounts in the following table reflect the adjustments to the Summary Compensation Table Total to determine Compensation Actually Paid. The NEOs included for purposes of computing the amounts in this column are listed in footnote (5) above. Adjustments (additions/deductions) are not listed for Pension/Non-Qualified Deferred Compensation because we do not offer these plans.

Year	Summary Compensation Table Total	Amounts Deducted from Grant Date Value of Annual Equity	Amounts Added for the Fair Value of Awards Granted During Fiscal Year	Amounts Added for Awards Granted & Vested During Fiscal Year	Amounts Add/ Deducted for Awards that Vested During Fiscal Year	Amounts Added/ Deducted for the Change in Fair Value of Awards Outstanding at Fiscal Year End(a)	Compensation Actually Paid
2023	$7,376,771	$(5,590,153)	$8,606,944	$812,533	$236,286	$6,661,784	$18,104,165
2022	$8,982,257	$(7,261,199)	$9,489,852	$1,062,531	$538,093	$5,451,796	$18,263,330
2021	$7,193,835	$(5,687,759)	$6,319,320	$1,125,037	$(778,741)	$797,359	$8,969,051
2020	$6,697,408	$(4,812,998)	$6,038,487	$—	$1,048,920	$1,612,567	$10,584,384
2019	$4,668,405	$(3,093,700)	$4,011,590	$103,204	$866,837	$1,272,139	$7,828,475
(a)	Pursuant to applicable SEC rules, the fair values at the end of each fiscal year for the financial PSU awards were valued at 200% as of December 31, 2023, 2022, 2021, 2020, 2019, and 2018; and, the non-financial PSU award for 2016 was valued at 200% as of December 31, 2018; the non-financial PSU award for 2017 was valued at 200% as of December 31, 2019 and 2018; the non-financial PSU award for 2018 was valued at 200%, 100% and 100% as of December 31, 2020, 2019 and 2018, respectively; the non-financial PSU award for 2019 was valued at 200%, 100% and 50% as of December 31, 2021, 2020 and 2019; the non-financial PSU award for 2020 was valued at 200%, 50% and 50% as of December 31, 2022, 2021 and 2020; the non-financial PSU award for 2021 was valued at 100%, 50% and 50% as of December 31, 2023, 2022 and 2021, respectively; the non-financial PSU award for 2022 was valued at 50% and 0% as of December 31, 2023 and 2022, respectively; the non-financial PSU award for 2023 was valued at 50% as of December 31, 2023.

(7)	This column represents our cumulative total shareholder return (“TSR”) under SEC rules from December 31, 2018, the last trading day before the start of 2019, through the last trading day for the applicable fiscal year in the table. TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.

(8)	This column represents the TSR of the NBI, our selected peer group, which is the same peer group used for purposes of Item 201(e) of Regulation S-K from December 31, 2018, the last trading day before the start of 2019, through the last trading day for the applicable fiscal year in the table, assuming reinvestment of dividends and weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

(9)	This column reflects net income as reported for each year in our Annual Report on Form 10-K.
(10)	This column reflects net product revenue as reported for each year in our Annual Report on Form 10-K. For purposes of the table above, we have selected net product revenue as the financial performance measure representing the most important financial performance measure used to link executive compensation actually paid to our financial performance in the most recently completed fiscal year. Please the Compensation Discussion and Analysis section beginning on page 50 of this proxy statement for additional information.

Company Selected Measure Name				net product revenue
Named Executive Officers, Footnote [Text Block]

(1)	This column reflects the amounts reported in the “Total” column of the Summary Compensation Table for Reshma Kewalramani, our CEO for a portion of 2020 (effective April 1, 2020), and for 2021, 2022 and 2023.
(2)	This column reflects the amounts reported in the “Total” column of the Summary Compensation Table for Jeffrey Leiden, our CEO for 2019 and a portion of 2020 (until April 1, 2020).

(5)	This column reflects the average of the amounts reported in the “Total” column of the Summary Compensation Table for our NEOs as a group (excluding our CEO or CEOs, in the case of 2020) for each of the periods presented. The NEOs included for purposes of computing the amounts in this column were as follows: for 2023 and 2022, Mr. Wagner, Dr. Altshuler, Mr. Arbuckle, and Dr. Leiden; for 2021, Mr. Wagner, Mr. Arbuckle, Dr. Leiden, and Nia Tatsis; for 2020, Mr. Wagner, Dr. Altshuler, Mr. Arbuckle, and Michael Parini; and for 2019, Ms. Kewalramani, Mr. Wagner, Mr. Arbuckle, Amit Sachdev, Paul Silva and Ian Smith.

Peer Group Issuers, Footnote [Text Block]

(8)	This column represents the TSR of the NBI, our selected peer group, which is the same peer group used for purposes of Item 201(e) of Regulation S-K from December 31, 2018, the last trading day before the start of 2019, through the last trading day for the applicable fiscal year in the table, assuming reinvestment of dividends and weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total	Amounts Deducted from Grant Date Value of Annual Equity	Amounts Added for the Fair Value of Awards Granted During Fiscal Year	Amounts Added for Awards Granted & Vested During Fiscal Year	Amounts Add/ Deducted for Awards that Vested During Fiscal Year	Amounts Added/ Deducted for the Change in Fair Value of Awards Outstanding at Fiscal Year End(a)	Compensation Actually Paid
2023	$20,594,441	$(15,001,894)	$24,692,933	$—	$272,767	$13,643,927	$44,202,174
2022	$15,864,497	$(10,640,784)	$16,817,103	$—	$768,712	$6,719,561	$29,529,089
2021	$15,198,856	$(10,924,599)	$14,344,492	$—	$(659,323)	$382,063	$18,341,489
2020	$9,111,359	$(5,250,411)	$6,587,268	$—	$345,685	$1,378,553	$12,172,454
(a)	Pursuant to applicable SEC rules, the fair values at the end of each fiscal year for the financial PSU awards were valued at 200% as of December 31, 2023, 2022, 2021, 2020 and 2019; and, the non-financial PSU award for 2020 was valued at 200%, 50% and 50% as of December 31, 2022, 2021 and 2020, respectively; the non-financial PSU award for 2021 was valued at 100%, 50% and 50% as of December 31, 2023, 2022 and 2021, respectively; the non-financial PSU award for 2022 was valued at 50% and 0% as of December 31, 2023 and 2022, respectively; the non-financial PSU award for 2023 was valued at 50% as of December 31, 2023.

Year	Summary Compensation Table Total	Amounts Deducted from Grant Date Value of Annual Equity	Amounts Added for the Fair Value of Awards Granted During Fiscal Year	Amounts Added for Awards Granted & Vested During Fiscal Year	Amounts Add/ Deducted for Awards that Vested During Fiscal Year	Amounts Added/ Deducted for the Change in Fair Value of Awards Outstanding at Fiscal Year End(a)	Compensation Actually Paid
2020	$16,473,245	$(13,335,168)	$9,294,661	$7,362,423	$5,724,395	$5,800,268	$31,319,824
2019	$18,789,985	$(13,906,720)	$17,220,100	$509,338	$4,201,319	$10,310,299	$37,124,321
(a)	Pursuant to applicable SEC rules, the fair values at the end of each fiscal year for the financial PSU awards were valued at 200% as of December 31, 2020, 2019 and 2018; and, the non-financial PSU award for 2016 was valued at 200% as of December 31, 2018; the non-financial PSU award for 2017 was valued at 200% as of December 31, 2019 and 2018; the non-financial PSU award for 2018 was valued at 200%, 100% and 100% as of December 31, 2020, 2019 and 2018, respectively; the non-financial PSU award for 2019 was valued at 100% and 50% as of December 31, 2020 and 2019, respectively; the non-financial PSU award for 2020 was valued at 50% as of December 31, 2020.

Non-PEO NEO Average Total Compensation Amount	[1]			$ 7,376,771	$ 8,982,257	$ 7,193,835	$ 6,697,408	$ 4,668,405
Non-PEO NEO Average Compensation Actually Paid Amount	[2]			$ 18,104,165	18,263,330	8,969,051	10,584,384	7,828,475
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Summary Compensation Table Total	Amounts Deducted from Grant Date Value of Annual Equity	Amounts Added for the Fair Value of Awards Granted During Fiscal Year	Amounts Added for Awards Granted & Vested During Fiscal Year	Amounts Add/ Deducted for Awards that Vested During Fiscal Year	Amounts Added/ Deducted for the Change in Fair Value of Awards Outstanding at Fiscal Year End(a)	Compensation Actually Paid
2023	$7,376,771	$(5,590,153)	$8,606,944	$812,533	$236,286	$6,661,784	$18,104,165
2022	$8,982,257	$(7,261,199)	$9,489,852	$1,062,531	$538,093	$5,451,796	$18,263,330
2021	$7,193,835	$(5,687,759)	$6,319,320	$1,125,037	$(778,741)	$797,359	$8,969,051
2020	$6,697,408	$(4,812,998)	$6,038,487	$—	$1,048,920	$1,612,567	$10,584,384
2019	$4,668,405	$(3,093,700)	$4,011,590	$103,204	$866,837	$1,272,139	$7,828,475
(a)	Pursuant to applicable SEC rules, the fair values at the end of each fiscal year for the financial PSU awards were valued at 200% as of December 31, 2023, 2022, 2021, 2020, 2019, and 2018; and, the non-financial PSU award for 2016 was valued at 200% as of December 31, 2018; the non-financial PSU award for 2017 was valued at 200% as of December 31, 2019 and 2018; the non-financial PSU award for 2018 was valued at 200%, 100% and 100% as of December 31, 2020, 2019 and 2018, respectively; the non-financial PSU award for 2019 was valued at 200%, 100% and 50% as of December 31, 2021, 2020 and 2019; the non-financial PSU award for 2020 was valued at 200%, 50% and 50% as of December 31, 2022, 2021 and 2020; the non-financial PSU award for 2021 was valued at 100%, 50% and 50% as of December 31, 2023, 2022 and 2021, respectively; the non-financial PSU award for 2022 was valued at 50% and 0% as of December 31, 2023 and 2022, respectively; the non-financial PSU award for 2023 was valued at 50% as of December 31, 2023.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid vs TSR (and TSR vs Peer Group TSR)

(1)	2020 Compensation Actually Paid represented here reflects 2020 compensation of Reshma Kewalramani, our current CEO, and excludes 2020 compensation paid to Jeffrey Leiden, our former CEO.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs Net Income

(1)	2020 Compensation Actually Paid represented here reflects 2020 compensation of Reshma Kewalramani, our current CEO, and excludes 2020 compensation paid to Jeffrey Leiden, our former CEO.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid vs Net Product Revenue

(1)	2020 Compensation Actually Paid represented here reflects 2020 compensation of Reshma Kewalramani, our current CEO, and excludes 2020 compensation paid to Jeffrey Leiden, our former CEO.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid vs TSR (and TSR vs Peer Group TSR)

(1)	2020 Compensation Actually Paid represented here reflects 2020 compensation of Reshma Kewalramani, our current CEO, and excludes 2020 compensation paid to Jeffrey Leiden, our former CEO.

Tabular List [Table Text Block]
List of Performance Measures

The tabular list below includes the three financial and non-financial performance measures that represent the most important performance measures used to link compensation actually paid to company performance in 2023. The performance measures included in this list are not ranked by relative importance.

Performance Measures Used to Link Executive Compensation Actually Paid to Company Performance for the Most Recently Completed Fiscal Year
Net Product Revenue
Pipeline Progression(1)
Adjusted Non-GAAP EBITDA(2)

(1)	Pipeline progression is a non-financial performance measure used to link executive compensation to company performance, as described in Goals – Pipeline Growth (Late and Early Stage) and Performance Units Results Table.
(2)	Adjusted non-GAAP EBITDA is a financial performance measure used to link compensation actually paid to company financial performance, as described in Goals – Financial Strength. We calculated adjusted non-GAAP EBITDA by excluding interest, taxes, depreciation and amortization expenses, as well as AIPR&D, from net income, as well as excluding each of our non-GAAP adjustments to pre-tax income included in our “Reconciliation of GAAP to Non-GAAP Net Income” in our quarterly earnings release filed on February 5, 2024 for the twelve months ended December 31, 2023.

Total Shareholder Return Amount	[3]			$ 245.54	174.27	132.52	142.62	132.13
Peer Group Total Shareholder Return Amount	[4]			148.72	142.19	158.20	158.17	125.11
Net Income (Loss) Attributable to Parent	[5]			$ 3,600,000,000	$ 3,300,000,000	$ 2,300,000,000	$ 2,700,000,000	$ 1,200,000,000
Company Selected Measure Amount	[6]			9,900,000,000	8,900,000,000	7,600,000,000	6,200,000,000	4,200,000,000
PEO Name		Jeffrey Leiden	Reshma Kewalramani	Reshma Kewalramani	Reshma Kewalramani	Reshma Kewalramani		Jeffrey Leiden
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				Net Product Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	[7]			Pipeline Progression
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	[8]			Adjusted Non-GAAP EBITDA
Non-GAAP Measure Description [Text Block]				Adjusted non-GAAP EBITDA is a financial performance measure used to link compensation actually paid to company financial performance, as described in Goals – Financial Strength. We calculated adjusted non-GAAP EBITDA by excluding interest, taxes, depreciation and amortization expenses, as well as AIPR&D, from net income, as well as excluding each of our non-GAAP adjustments to pre-tax income included in our “Reconciliation of GAAP to Non-GAAP Net Income” in our quarterly earnings release filed on February 5, 2024 for the twelve months ended December 31, 2023.
Non-PEO NEO [Member] | Amounts Deducted from Grant Date Value of Annual Equity
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (5,590,153)	$ (7,261,199)	$ (5,687,759)	$ (4,812,998)	$ (3,093,700)
Non-PEO NEO [Member] | Amounts Added for the Fair Value of Awards Granted During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				8,606,944	9,489,852	6,319,320	6,038,487	4,011,590
Non-PEO NEO [Member] | Amounts Added for Awards Granted & Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				812,533	1,062,531	1,125,037		103,204
Non-PEO NEO [Member] | Amounts Add/Deducted for Awards that Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				236,286	538,093	(778,741)	1,048,920	866,837
Non-PEO NEO [Member] | Amounts Added/Deducted for the Change in Fair Value of Awards Outstanding at Fiscal Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]			6,661,784	5,451,796	797,359	1,612,567	1,272,139
Reshma Kewalramani
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[10]			20,594,441	15,864,497	15,198,856	9,111,359
PEO Actually Paid Compensation Amount	[10],[11]			44,202,174	29,529,089	18,341,489	12,172,454
Reshma Kewalramani | PEO [Member] | Amounts Deducted from Grant Date Value of Annual Equity
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(15,001,894)	(10,640,784)	(10,924,599)	(5,250,411)
Reshma Kewalramani | PEO [Member] | Amounts Added for the Fair Value of Awards Granted During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				24,692,933	16,817,103	14,344,492	6,587,268
Reshma Kewalramani | PEO [Member] | Amounts Added for Awards Granted & Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Reshma Kewalramani | PEO [Member] | Amounts Add/Deducted for Awards that Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				272,767	768,712	(659,323)	345,685
Reshma Kewalramani | PEO [Member] | Amounts Added/Deducted for the Change in Fair Value of Awards Outstanding at Fiscal Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]			$ 13,643,927	$ 6,719,561	$ 382,063	1,378,553
Jeffrey Leiden
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[13]						16,473,245	18,789,985
PEO Actually Paid Compensation Amount	[13],[14]						31,319,824	37,124,321
Jeffrey Leiden | PEO [Member] | Amounts Deducted from Grant Date Value of Annual Equity
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							(13,335,168)	(13,906,720)
Jeffrey Leiden | PEO [Member] | Amounts Added for the Fair Value of Awards Granted During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							9,294,661	17,220,100
Jeffrey Leiden | PEO [Member] | Amounts Added for Awards Granted & Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							7,362,423	509,338
Jeffrey Leiden | PEO [Member] | Amounts Add/Deducted for Awards that Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							5,724,395	4,201,319
Jeffrey Leiden | PEO [Member] | Amounts Added/Deducted for the Change in Fair Value of Awards Outstanding at Fiscal Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[15]						$ 5,800,268	$ 10,310,299

[1]	This column reflects the average of the amounts reported in the “Total” column of the Summary Compensation Table for our NEOs as a group (excluding our CEO or CEOs, in the case of 2020) for each of the periods presented. The NEOs included for purposes of computing the amounts in this column were as follows: for 2023 and 2022, Mr. Wagner, Dr. Altshuler, Mr. Arbuckle, and Dr. Leiden; for 2021, Mr. Wagner, Mr. Arbuckle, Dr. Leiden, and Nia Tatsis; for 2020, Mr. Wagner, Dr. Altshuler, Mr. Arbuckle, and Michael Parini; and for 2019, Ms. Kewalramani, Mr. Wagner, Mr. Arbuckle, Amit Sachdev, Paul Silva and Ian Smith.
[2]	This column reflects the average of the Compensation Actually Paid for our NEOs as a group (excluding our CEO or CEOs, in the case of 2020) for each of the periods presented. The amounts in the following table reflect the adjustments to the Summary Compensation Table Total to determine Compensation Actually Paid. The NEOs included for purposes of computing the amounts in this column are listed in footnote (5) above. Adjustments (additions/deductions) are not listed for Pension/Non-Qualified Deferred Compensation because we do not offer these plans.
[3]	This column represents our cumulative total shareholder return (“TSR”) under SEC rules from December 31, 2018, the last trading day before the start of 2019, through the last trading day for the applicable fiscal year in the table. TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.
[4]	This column represents the TSR of the NBI, our selected peer group, which is the same peer group used for purposes of Item 201(e) of Regulation S-K from December 31, 2018, the last trading day before the start of 2019, through the last trading day for the applicable fiscal year in the table, assuming reinvestment of dividends and weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
[5]	This column reflects net income as reported for each year in our Annual Report on Form 10-K.
[6]	This column reflects net product revenue as reported for each year in our Annual Report on Form 10-K. For purposes of the table above, we have selected net product revenue as the financial performance measure representing the most important financial performance measure used to link executive compensation actually paid to our financial performance in the most recently completed fiscal year. Please the section beginning on page 50 of this proxy statement for additional information.
[7]	Pipeline progression is a non-financial performance measure used to link executive compensation to company performance, as described in Goals – Pipeline Growth (Late and Early Stage) and Performance Units Results Table.
[8]	Adjusted non-GAAP EBITDA is a financial performance measure used to link compensation actually paid to company financial performance, as described in Goals – Financial Strength. We calculated adjusted non-GAAP EBITDA by excluding interest, taxes, depreciation and amortization expenses, as well as AIPR&D, from net income, as well as excluding each of our non-GAAP adjustments to pre-tax income included in our “Reconciliation of GAAP to Non-GAAP Net Income” in our quarterly earnings release filed on February 5, 2024 for the twelve months ended December 31, 2023.
[9]	Pursuant to applicable SEC rules, the fair values at the end of each fiscal year for the financial PSU awards were valued at 200% as of December 31, 2023, 2022, 2021, 2020, 2019, and 2018; and, the non-financial PSU award for 2016 was valued at 200% as of December 31, 2018; the non-financial PSU award for 2017 was valued at 200% as of December 31, 2019 and 2018; the non-financial PSU award for 2018 was valued at 200%, 100% and 100% as of December 31, 2020, 2019 and 2018, respectively; the non-financial PSU award for 2019 was valued at 200%, 100% and 50% as of December 31, 2021, 2020 and 2019; the non-financial PSU award for 2020 was valued at 200%, 50% and 50% as of December 31, 2022, 2021 and 2020; the non-financial PSU award for 2021 was valued at 100%, 50% and 50% as of December 31, 2023, 2022 and 2021, respectively; the non-financial PSU award for 2022 was valued at 50% and 0% as of December 31, 2023 and 2022, respectively; the non-financial PSU award for 2023 was valued at 50% as of December 31, 2023.
[10]	This column reflects the amounts reported in the “Total” column of the Summary Compensation Table for Reshma Kewalramani, our CEO for a portion of 2020 (effective April 1, 2020), and for 2021, 2022 and 2023.
[11]	The amounts in this column reflect the Compensation Actually Paid for Reshma Kewalramani, our CEO for a portion of 2020 (effective April 1, 2020), and for 2021, 2022 and 2023. The amounts in the following table reflect the adjustments (additions/deductions) to the Summary Compensation Table Total to determine Compensation Actually Paid. Adjustments (additions/deductions) are not listed for Pension/Non-Qualified Deferred Compensation because we do not offer these plans.
[12]	Pursuant to applicable SEC rules, the fair values at the end of each fiscal year for the financial PSU awards were valued at 200% as of December 31, 2023, 2022, 2021, 2020 and 2019; and, the non-financial PSU award for 2020 was valued at 200%, 50% and 50% as of December 31, 2022, 2021 and 2020, respectively; the non-financial PSU award for 2021 was valued at 100%, 50% and 50% as of December 31, 2023, 2022 and 2021, respectively; the non-financial PSU award for 2022 was valued at 50% and 0% as of December 31, 2023 and 2022, respectively; the non-financial PSU award for 2023 was valued at 50% as of December 31, 2023.
[13]	This column reflects the amounts reported in the “Total” column of the Summary Compensation Table for Jeffrey Leiden, our CEO for 2019 and a portion of 2020 (until April 1, 2020).
[14]	The amounts in this column reflect the Compensation Actually Paid for Jeffrey Leiden, our CEO for 2019 and a portion of 2020 (until April 1, 2020). The amounts in the following table reflect the adjustments (additions/deductions) to the Summary Compensation Table Total to determine Compensation Actually Paid. Adjustments (additions/deductions) are not listed for Pension/Non-Qualified Deferred Compensation because we do not offer these plans.
[15]	Pursuant to applicable SEC rules, the fair values at the end of each fiscal year for the financial PSU awards were valued at 200% as of December 31, 2020, 2019 and 2018; and, the non-financial PSU award for 2016 was valued at 200% as of December 31, 2018; the non-financial PSU award for 2017 was valued at 200% as of December 31, 2019 and 2018; the non-financial PSU award for 2018 was valued at 200%, 100% and 100% as of December 31, 2020, 2019 and 2018, respectively; the non-financial PSU award for 2019 was valued at 100% and 50% as of December 31, 2020 and 2019, respectively; the non-financial PSU award for 2020 was valued at 50% as of December 31, 2020.